Investment and Fair Value Measurement (Details) - Schedule of fair value reconciliation of Level 3 assets - Fair value recurring [Member] - Warrants [Member] - Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 203,320	$ 115,721
Ending Balance	4,289	203,320
Change in unrealized appreciation (depreciation)	(199,031)	87,599
Net change in unrealized depreciation relating to investments still held	$ (198,549)	$ 87,599